10. Financial Instruments (Details - Maturities) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less Than One Year [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	$ 13,740,572	$ 16,675,030	$ 13,432,612
Less Than One Year [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	6,100,099	6,389,497	5,914,549
Less Than One Year [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	2,798,445	4,438,354	4,206,847
Less Than One Year [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	4,365,456	3,987,479	2,516,981
Less Than One Year [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	476,572	1,859,700	794,235
Between 1 and 5 years [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	4,738,521	3,987,390	5,101,428
Between 1 and 5 years [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	1,940	19,597	80,355
Between 1 and 5 years [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	4,736,581	3,967,793	5,021,073
Between 1 and 5 years [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Between 1 and 5 years [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	11,705,298	14,178,454	16,089,243
Later Than Five Years [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	11,705,298	14,178,454	16,089,243
Later Than Five Years [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Aggregated time bands 1 [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	30,184,391	34,840,874	34,623,283
Aggregated time bands 1 [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	6,102,039	6,409,094	5,994,904
Aggregated time bands 1 [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	19,240,324	22,584,601	25,317,163
Aggregated time bands 1 [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	4,365,456	3,987,479	2,516,981
Aggregated time bands 1 [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	$ 476,572	$ 1,859,700	$ 794,235